Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 407	$ 407	$ 1,096	$ 942
Partner donations and community investments	[2]	296	1,533	1,177	2,376
Total donations and community investments		$ 703	$ 1,940	$ 2,273	$ 3,318

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.